Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of sensitivity analysis
Type	Valuation Technique	Key Inputs	Inter-relationship between significant inputs and fair value measurement
Convertible Promissory Note	The fair value of the convertible promissory note has been calculated using a binomial lattice methodology.

Key observable inputs

●   Share price (December 31, 2021: US $3.70)

●   Risk-free interest rate (December 31, 2021: 0.67%)

●   Dividend yield (December 31, 2021: 0%)

Key unobservable inputs

●   Instrument specific spread (December 31, 2021: 45%)

●   Credit spread (December 31, 2021: 9.76%)

The estimated fair value would increase (decrease) if:

●   The share price was higher (lower)

●   The risk-free interest rate was higher (lower)

●   The dividend yield was lower (higher)

●   The instrument specific spread was lower (higher)

●   The credit spread was lower (higher)

Schedule of convertible promissory note
Convertible Promissory Note, December 31, 2021
	Comprehensive loss
	Increase	Decrease
Expected volatility (10% movement vs. the model input)	32,775	(96,413)
Credit spread (10% movement vs. the model input)	(265,377)	297,216
Instrument specific spread (10% movement vs. the model input)	(265,377)	297,216

Schedule of maximum exposure to credit risk for trade and other receivables
(in thousands)	December 31, 2022	December 31, 2021
EMEA	$637	$879
Australia	-	119
North America	938	546
Total	$1,575	$1,544

Schedule of sensitivity analysis
(In USD thousands)	USD	NIS	CAD	Total

Financial assets and financial liabilities:

Current assets
Cash	$1,557	$25	$332	$1,914
Trade and other receivables	938	637	-	1,575
Advance to suppliers	156	-	-	156

Current liabilities
Accounts payable and accrued liabilities	(1,610,)	(1,040)	(429)	(3,079)
Warrant liability	(2,735)	-	-	(2,735)

Total	$1,694)	$378)	$(97)	$(2,169)

10% fluctuation in exchange rate	$(169)	$(38)	$(10)	$(217)